Depreciation, Amortization, and Impairment	12 Months Ended
Dec. 31, 2021
Depreciation, Amortization and Impairment [Abstract]
DEPRECIATION, AMORTIZATION, AND IMPAIRMENT

NOTE 33

DEPRECIATION, AMORTIZATION, AND IMPAIRMENT

Depreciation, amortization and impairment charges for the years ended December 31, 2021, 2020 and 2019, are detailed below:

	For the years ended December 31,
	2021	2020	2019
	MCh$	MCh$	MCh$

Depreciation and amortization
Depreciation of property, plant, and equipment	(60,904)	(56,311)	(52,855)
Amortization of Intangible assets	(32,252)	(25,384)	(26,348)
Depreciation right of use assets	(28,899)	(27,731)	(26,889)
Total depreciation and amortization	(122,055)	(109,426)	(106,092)
Impairment of property, plant, and equipment	-	-	(1,013)
Impairment of right of use assets	-	(638)	(1,713)
Impairment of intangibles	-	-	-
Total impairment	-	(638)	(2,726)
Total	(122,055)	(110,064)	(108,818)